COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2019	2018
Book value of vessels secured against long-term loans	3,135,891	3,244,291